Payden Mutual Funds
1
Payden Emerging Markets Local Bond Fund
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (96%)
Argentina (USD) (0%
)
339,500 Argentine Republic Government International
Bond , 4.13%, 7/09/35  $ 269
Brazil (BRL) (8%
)
17,200,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (a) 3,141
22,700,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (a) 3,884
7,025
Chile (CLP) (2%
)
1,160,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 6.00%, 4/01/33 CLP (a)(b)(c) 1,272
Chile (EUR) (0%
)
205,000 Chile Government International Bond , 4.75%,
8/03/46 EUR (a) 235
China (CNY) (9%
)
15,300,000 China Government Bond , 2.52%, 8/25/33
CNY (a) 2,420
9,500,000 China Government Bond , 2.75%, 6/15/29
CNY (a) 1,468
14,450,000 China Government Bond , 2.76%, 5/15/32
CNY (a) 2,299
2,880,000 China Government Bond , 3.19%, 4/15/53
CNY (a) 515
4,790,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (a) 754
7,456
Colombia (COP) (6%
)
1,974,664,092 Colombian TES , 3.75%, 2/25/37 COP (a) 506
3,802,100,000 Colombian TES Series B, 7.00%, 3/26/31
COP (a) 987
11,857,600,000 Colombian TES Series B, 11.00%, 8/22/29
COP (a) 3,615
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (a)(c) 425
5,533
Czech Republic (CZK) (3%
)
23,880,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 CZK (a) 736
15,340,000 Czech Republic Government Bond Series 145,
3.50%, 5/30/35 CZK (a) 660
12,000,000 Czech Republic Government Bond Series 157,
3.60%, 6/03/36 CZK (a) 513
8,400,000 Czech Republic Government Bond Series 151,
4.90%, 4/14/34 CZK (a) 403
2,312
Dominican Republic (DOP) (0%
)
11,950,000 Dominican Republic International Bond 144A,
13.63%, 2/03/33 DOP (a)(c) 244
Ecuador (USD) (0%
)
260,000 Ecuador Government International Bond 144A,
9.25%, 1/29/39 (c) 259
Hungary (HUF) (5%
)
122,000,000 Hungary Government Bond Series 29/A,
2.00%, 5/23/29 HUF (a) 353
Principal
or Shares Security Description
Value
(000)
361,000,000 Hungary Government Bond Series 33/A,
2.25%, 4/20/33 HUF (a) $ 937
340,330,000 Hungary Government Bond Series 31/A,
3.25%, 10/22/31 HUF (a) 969
523,520,000 Hungary Government Bond Series 35/A,
7.00%, 10/24/35 HUF (a) 1,823
4,082
Indonesia (IDR) (7%
)
10,635,000,000 Indonesia Treasury Bond Series FR91, 6.38%,
4/15/32 IDR (a) 562
10,680,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (a) 575
16,230,000,000 Indonesia Treasury Bond Series 108, 6.50%,
4/15/36 IDR (a) 852
18,218,000,000 Indonesia Treasury Bond Series 100, 6.63%,
2/15/34 IDR (a) 966
27,272,000,000 Indonesia Treasury Bond Series FR96, 7.00%,
2/15/33 IDR (a) 1,485
5,731,000,000 Indonesia Treasury Bond Series 106, 7.13%,
8/15/40 IDR (a) 313
21,000,000 Indonesia Treasury Bond Series FR97, 7.13%,
6/15/43 IDR (a) 1
4,089,000,000 Indonesia Treasury Bond Series FR72, 8.25%,
5/15/36 IDR (a) 242
7,771,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (a) 458
9,767,000,000 Indonesia Treasury Bond Series FR79, 8.38%,
4/15/39 IDR (a) 588
6,042
Kazakhstan (KZT) (0%
)
121,000,000 Development Bank of Kazakhstan JSC 144A,
16.95%, 5/08/29 KZT (a)(c) 263
Malaysia (MYR) (6%
)
2,785,000 Malaysia Government Bond Series 0124,
4.05%, 4/18/39 MYR (a) 690
8,390,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 MYR (a) 2,233
7,010,000 Malaysia Government Bond Series 0317,
4.76%, 4/07/37 MYR (a) 1,856
2,940,000 Malaysia Government Bond Series 0418,
4.89%, 6/08/38 MYR (a) 790
5,569
Mexico (MXN) (9%
)
4,730,000 America Movil SAB de CV , 9.50%, 1/27/31
MXN (a) 279
5,610,000 America Movil SAB de CV , 10.13%, 1/22/29
MXN (a) 337
8,850,000 America Movil SAB de CV , 10.30%, 1/30/34
MXN (a) 532
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (a) 269
20,000,000 Mexican Bonos Series M, 7.50%, 5/26/33
MXN (a) 1,074
43,310,000 Mexican Bonos Series M, 7.75%, 11/13/42
MXN (a) 2,111
5,120,000 Mexican Bonos Series M, 8.00%, 4/15/32
MXN (a) 285
20,290,000 Mexican Bonos Series M, 8.00%, 11/07/47
MXN (a) 996

Principal
or Shares Security Description
Value
(000)
19,000,000 Mexican Bonos Series M, 8.50%, 11/18/38
MXN (a) $ 1,021
10,410,000 Mexican Bonos Series M, 10.00%, 11/20/36
MXN (a) 634
7,538
Paraguay (PYG) (1%
)
1,331,000,000 Paraguay Government International Bond
144A, 8.50%, 3/04/35 PYG (a)(c) 216
1,400,000,000 Paraguay Government International Bond
144A, 8.50%, 4/04/38 PYG (a)(c) 225
441
Peru (PEN) (5%
)
1,511,000 Alicorp SAA 144A, 7.40%, 6/16/32 PEN (a)(c) 452
1,770,000 Credicorp Capital Sociedad Titulizadora SA
144A, 9.70%, 3/05/45 PEN (a)(c) 552
1,700,000 Luz del Sur SAA 144A, 6.75%, 10/09/32
PEN (a)(c) 506
2,685,000 Peru Government Bond , 5.40%, 8/12/34
PEN (a) 771
2,915,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(b)(c) 901
2,560,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (a)(c) 772
3,954
Poland (PLN) (5%
)
4,775,000 Republic of Poland Government Bond Series
0432, 1.75%, 4/25/32 PLN (a) 1,060
5,045,000 Republic of Poland Government Bond Series
1034, 5.00%, 10/25/34 PLN (a) 1,300
7,086,000 Republic of Poland Government Bond Series
1035, 5.00%, 10/25/35 PLN (a) 1,808
4,168
Romania (RON) (2%
)
3,530,000 Romania Government Bond Series 15Y, 3.65%,
9/24/31 RON (a)(d) 678
735,000 Romania Government Bond Series 5Y, 4.25%,
4/28/36 RON (a) 133
3,080,000 Romania Government Bond Series 15Y, 4.75%,
10/11/34 RON (a) 593
2,685,000 Romania Government Bond Series 7Y, 8.00%,
4/29/30 RON (a) 615
2,019
South Africa (ZAR) (8%
)
38,574,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (a) 1,828
21,495,000 Republic of South Africa Government Bond
Series R213, 7.00%, 2/28/31 ZAR (a) 1,248
11,090,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (a) 654
45,020,000 Republic of South Africa Government Bond
Series 2040, 9.00%, 1/31/40 ZAR (a) 2,682
7,490,000 Republic of South Africa Government Bond
Series 2033, 10.00%, 3/31/33 ZAR (a) 490
6,902
Sri Lanka (USD) (0%
)
317,000 Sri Lanka Government International Bond
144A, 3.60%, 6/15/35 (c) 261
Principal
or Shares Security Description
Value
(000)
Supranational (COP) (1%
)
2,000,000,000 Corp. Andina de Fomento , 6.77%, 5/24/28
COP (a)(b) $ 564
Supranational (INR) (7%
)
75,000,000 Corp. Andina de Fomento , 8.25%, 4/26/34
INR (a) 784
130,800,000 European Bank for Reconstruction &
Development , 6.50%, 10/03/36 INR (a) 1,264
91,000,000 European Bank for Reconstruction &
Development , 6.75%, 3/14/31 INR (a) 919
66,000,000 European Investment Bank , 7.40%, 10/23/33
INR (a)(b) 695
72,000,000 Inter-American Development Bank , 7.00%,
4/17/33 INR (a) 728
93,000,000 Inter-American Development Bank , 7.00%,
8/08/33 INR (a) 938
47,000,000 Inter-American Development Bank , 7.35%,
10/06/30 INR (a) 486
31,500,000 International Bank for Reconstruction &
Development , 6.85%, 4/24/28 INR (a) 325
6,139
Supranational (MXN) (0%
)
7,500,000 Corp. Andina de Fomento , 6.82%, 2/22/31
MXN (a)(b) 397
Supranational (ZAR) (0%
)
7,000,000 African Development Bank , 9.33%, 4/05/46
ZAR (a)(e) 79
Thailand (THB) (4%
)
18,860,000 Thailand Government Bond , 1.59%, 12/17/35
THB (a) 542
47,355,000 Thailand Government Bond , 2.00%, 6/17/42
THB (a) 1,288
9,140,000 Thailand Government Bond , 3.30%, 6/17/38
THB (a) 300
35,525,000 Thailand Government Bond , 3.45%, 6/17/43
THB (a) 1,137
3,267
Turkey (TRY) (2%
)
46,625,000 Turkiye Government Bond Series 5Y, 17.30%,
7/19/28 TRY (a) 714
19,805,000 Turkiye Government Bond Series 5Y, 30.00%,
9/12/29 TRY (a) 364
10,830,000 Turkiye Government Bond Series 2Y, 36.78%,
10/13/27 TRY (a) 224
1,302
Ukraine (USD) (0%
)
329,700 Ukraine Government International Bond 144A,
4.00%, 2/01/32 (c) 274
United Kingdom (EGP) (0%
)
8,000,000 Goldman Sachs International 144A, 23.65%,
11/05/26 EGP (a)(b)(c)(e) 148
United Kingdom (IDR) (1%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%,
2/20/31 IDR (a)(c) 463
United States (EGP) (1%
)
13,000,000 Citigroup Global Markets Holdings Inc. etmn
144A, 25.07%, 2/11/27 EGP (a)(c)(e) 226

Payden Emerging Markets Local Bond Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
35,500,000 Citigroup Global Markets Holdings Inc. 144A,
26.15%, 11/05/26 EGP (a)(c)(e) $ 657
883
United States (IDR) (0%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (a)(c) 388
United States (NGN) (2%
)
686,000,000 Citigroup Global Markets Holdings Inc. 144A,
19.11%, 9/24/26 NGN (a)(c)(e) 488
897,000,000 Citigroup Global Markets Holdings Inc. 144A,
20.12%, 9/24/26 NGN (a)(c)(e) 639
1,052,000,000 Citigroup Global Markets Holdings Inc. 144A,
22.51%, 9/10/26 NGN (a)(c)(e) 759
1,886
Uruguay (USD) (1%
)
20,300,000 Uruguay Government International Bond ,
8.00%, 10/29/35 (a) 519
Uruguay (UYU) (0%
)
3,470,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (a) 90
Principal
or Shares Security Description
Value
(000)
Uzbekistan (UZS) (1%
)
6,720,000,000 Republic of Uzbekistan International Bond
144A, 12.25%, 4/13/29 UZS (a)(c) $ 577
Total Bond
(Cost - $82,729) 82,820
Investment Company (2%)
1,791,109 Payden Cash Reserves Money Market Fund *
(Cost - $1,791)
1,791
Total Investments (Cost - $84,520)  (98%)
84,611
Other Assets, net of Liabilities ( 2% )
1,536
Net Assets (100%)
$ 86,147
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $784 and the total market value of the collateral held by the Fund is $844. Amounts in 000s.
(e) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 5,221
USD  999 BNP PARIBAS 09/28/2026 $ 17
BRL 6,207
USD  1,168 Morgan Stanley 09/28/2026 40
CHF 57
USD  70 Wells Fargo Securities LLC 08/27/2026 –
COP 1,775,000
USD  519 BNP PARIBAS 10/09/2026 35
CZK 54,130
USD  2,542 BNP PARIBAS 09/29/2026 37
EUR 1,574
USD  1,813 HSBC Bank USA, N.A. 09/16/2026 5
INR 284,460
USD  2,949 BNP PARIBAS 08/10/2026 30
KZT 464,200
USD  884 HSBC Bank USA, N.A. 08/19/2026 89
MXN 7,090
USD  405 HSBC Bank USA, N.A. 10/19/2026 1
PEN 1,668
USD  489 HSBC Bank USA, N.A. 08/17/2026 1
RON 12,244
USD  2,678 Barclays Bank PLC 09/14/2026 6
THB 99,120
USD  2,958 Barclays Bank PLC 09/17/2026 21
USD 1,960
IDR  35,170,000 BNP PARIBAS 08/10/2026 7
USD 1,787
PLN  6,620 BNP PARIBAS 08/24/2026 15
USD 1,331
CLP  1,228,900 BNP PARIBAS 09/17/2026 9
USD 1,544
ZAR  25,170 BNP PARIBAS 09/18/2026 27
USD 6,410
EUR  5,545 HSBC Bank USA, N.A. 09/16/2026 4
USD 504
CHF  405 Wells Fargo Securities LLC 08/27/2026 1
ZAR 9,810
USD  587 BNP PARIBAS 09/18/2026 4
349
Liabilities:
CLP 1,281,300 USD  1,417 BNP PARIBAS 09/17/2026 (38)
CNH 1,042 USD  156 HSBC Bank USA, N.A. 10/20/2026 –
COP 814,000 USD  255 BNP PARIBAS 10/09/2026 (1)
HUF 134,650 USD  426 HSBC Bank USA, N.A. 10/16/2026 (2)
IDR 49,471,000 USD  2,870 BNP PARIBAS 08/10/2026 (123)
MXN 4,960 USD  285 HSBC Bank USA, N.A. 10/19/2026 (1)
MYR 14,412 USD  3,554 Barclays Bank PLC 10/01/2026 (21)
PEN 4,351 USD  1,282 Morgan Stanley 08/17/2026 (2)

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
PHP 17,040 USD  279 HSBC Bank USA, N.A. 08/13/2026 $ –
PLN 17,852 USD  4,940 BNP PARIBAS 08/24/2026 (162)
TRY 10,050 USD  199 Barclays Bank PLC 10/16/2026 (1)
TRY 11,018 USD  218 Barclays Bank PLC 10/16/2026 –
USD 1,168 RON  5,369 Barclays Bank PLC 09/14/2026 (9)
USD 446 THB  14,890 Barclays Bank PLC 09/17/2026 (2)
USD 323 MYR  1,322 Barclays Bank PLC 10/01/2026 (1)
USD 1,019 INR  97,380 BNP PARIBAS 08/10/2026 (1)
USD 314 KZT  151,800 BNP PARIBAS 08/19/2026 (4)
USD 2,757 BRL  14,549 BNP PARIBAS 09/28/2026 (74)
USD 648 CZK  13,620 BNP PARIBAS 09/29/2026 (1)
USD 2,749 COP  9,409,000 BNP PARIBAS 10/09/2026 (185)
USD 275 PHP  17,040 HSBC Bank USA, N.A. 08/13/2026 (3)
USD 3,222 PEN  11,054 HSBC Bank USA, N.A. 08/17/2026 (28)
USD 269 KZT  130,800 HSBC Bank USA, N.A. 08/19/2026 (5)
USD 97 HUF  30,800 HSBC Bank USA, N.A. 10/16/2026 –
USD 581 MXN  10,190 HSBC Bank USA, N.A. 10/19/2026 (3)
USD 1,692 CNH  11,395 HSBC Bank USA, N.A. 10/20/2026 (5)
USD 648 MYR  2,652 Morgan Stanley 10/01/2026 (2)
(674)
Net Unrealized Appreciation (Depreciation)
$(325)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
4-Year Interest Rate Swap, Receive Fixed 7.485% 28 days,
Pay Variable 6.500% (MXIBTIEF) 28 days 03/08/2030 MXN 33,100 $(5) $– $(5)
5-Year Interest Rate Swap, Receive Fixed 1.430% Quarterly,
Pay Variable 1.440% (CNRR007) Quarterly 04/28/2030 CNY 11,450 – – –
5-Year Interest Rate Swap, Receive Fixed 1.480% Quarterly,
Pay Variable 1.438% (CNRR007) Quarterly 01/17/2030 CNY 8,650 2 – 2
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly,
Pay Variable 1.424% (CNRR007) Quarterly 08/09/2029 CNY 2,230 4 – 4
5-Year Interest Rate Swap, Receive Fixed 2.488% Quarterly,
Pay Variable 1.440% (CNRR007) Quarterly 04/25/2027 CNY 3,740 4 – 4
5-Year Interest Rate Swap, Receive Fixed 5.634% Semi
Annually, Pay Variable 5.376% (IN00O/N) Semi Annually 04/23/2030 INR 253,900 (54) – (54)
$(49) $– $(49)
See notes to financial statements.